Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation
Schedule of the stock-based compensation

	Year Ended December 31,
	2021*	2022*	2023*

	(In US$ thousands)
Cost of revenues	$8,112	$9,417	$8,933
Sales and marketing	15,292	18,910	16,528
Product development	43,622	55,294	51,441
General and administrative	20,970	28,092	24,229
	$87,996	$111,713	$101,131
*	Excluded non-cash stock-based compensation of US$7.9 million, US$9.3 million and US$8.1 million to SINA employees charged through Amount due from SINA in 2021, 2022 and 2023, respectively.

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2020	12,495
Addition	—
Granted*	(5,752)
Cancelled/expired/forfeited	692
December 31, 2021	7,435
Addition	—
Granted*	(4,642)
Cancelled/expired/forfeited	770
December 31, 2022	3,563
Addition	10,000
Granted*	(3,971)
Cancelled/expired/forfeited	351
December 31, 2023	9,943

*For the years ended December 31, 2021, 2022 and 2023, 5.8 million, 1.8 million and 1.8 million restricted share units were granted, respectively. Options of nil, 2.8 million and 2.2 million were granted during 2021, 2022 and 2023, respectively.

Summary of option activities under the Company's stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2020	551	$28.85	5.8	$6,683
Granted	—	$—
Exercised	(105)	$12.70
Cancelled/expired/forfeited	(59)	$32.68
December 31, 2021	387	$32.68	5.6	$—
Granted	2,750	$21.15
Exercised	—	$—
Cancelled/expired/forfeited	(118)	$24.12
December 31, 2022	3,019	$22.51	6.0	$—
Granted	2,187	$3.87
Exercised	—	$—
Cancelled/expired/forfeited	(98)	$22.07
December 31, 2023	5,108	$14.54	5.7	$15,390

Vested and expected to vest as of December 31, 2022	2,752	$22.54	6.0	$—
Exercisable as of December 31, 2022	172	$32.68	4.6	$—

Vested and expected to vest as of December 31, 2023	4,686	$14.68	5.7	$13,905
Exercisable as of December 31, 2023	1,226	$23.44	4.9	$—

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2022
US$ 32.68	356	$32.68	172	$32.68	4.6
US$ 21.15	2,663	$21.15	—	$—	6.2
	3,019	$22.51	172	$32.68	6.0
As of December 31, 2023
US$ 32.68	328	$32.68	243	$32.68	3.6
US$ 21.15	2,606	$21.15	983	$21.15	5.2
US$ 3.87	2,174	$3.87	—	$—	6.5
	5,108	$14.54	1,226	$23.44	5.7

Schedule of fair value of the options granted

	For the years ended December 31,
	2022	2023
Fair value of ordinary shares (US$)	21.15	11.51-13.1
Expected volatility range	53%	54.77%-55.77%
Risk-free interest rate (per annum)	2.17%	4.42%-4.82%
Expected dividend yield	—	—
Expected term (in years)	4.66	4.66

Performance-Based Restricted Share Units without Market Condition
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2020	17	$36.49
Awarded	15	$54.08
Vested	(2)	$38.78
Cancelled	(19)	$40.63
December 31, 2021	11	$54.17
Awarded	—	$—
Vested	(9)	$54.17
Cancelled	(2)	$54.17
December 31, 2022	—	$—
Awarded	—	$—
Vested	—	$—
Cancelled	—	$—
December 31, 2023	—	$—

Performance-Based Restricted Share Units with Market Condition
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2021	—	$—
Awarded	1,640	$8.43
Vested	—	$—
Cancelled	—	$—
December 31, 2022	1,640	$8.43
Awarded	1,640	$9.66
Vested	—	$—
Cancelled	—	$—
December 31, 2023	3,280	$9.04

Service Based Restricted Stock Units RSU
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2020	4,324	$41.86
Awarded	5,737	$47.95
Vested	(1,608)	$45.66
Cancelled	(614)	$44.02
December 31, 2021	7,839	$45.37
Awarded	252	$20.59
Vested	(2,330)	$47.09
Cancelled	(651)	$42.69
December 31, 2022	5,110	$43.71
Awarded	144	$17.27
Vested	(2,191)	$43.04
Cancelled	(253)	$38.66
December 31, 2023	2,810	$43.37